UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23221

FS Credit Income Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Credit Income Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments.

FS Credit Income Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s unaudited schedule of investments as of July 31, 2018 is set forth below:

1

FS Credit Income Fund

Unaudited Schedule of Investments

As of July 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—17.3%
Abaco Energy Technologies LLC, L + 950, 1.0% Floor, 11/20/2020	(d) (e)	Independent Oil & Gas	$458	$456	$456
AHP Health Partners, Inc., L + 450, 1.0% Floor, 6/15/2025	(d)	Healthcare	675	668	681
Aleris International, Inc., L + 475, 1.0% Floor, 2/27/2023	(d)	Metals and Mining	675	668	683
BPP Pristine US Mezz A LLC, L + 450, 1.0% Floor, 6/24/2020	(d)	Other Financial	1,900	1,881	1,881
California Resources Corp., L + 475, 1.0% Floor, 12/31/2022	(d)	Independent Oil & Gas	1,168	1,199	1,191
Comet Bidco Limited, L + 500, 1.0% Floor, 10/6/2024	(d) (e)	Consumer Cyclical Services	701	682	687
Coronado Coal LLC, L + 650, 1.0% Floor, 3/29/2025	(d)	Metals and Mining	257	256	260
Coronado Coal LLC, L + 650, 1.0% Floor, 3/29/2025	(d)	Metals and Mining	941	937	952
East Valley Tourist Development Authority, L + 800, 1.0% Floor, 12/17/2021	(d)	Leisure	1,110	1,110	1,132
Genworth Financial, Inc., L + 450, 1.0% Floor, 3/7/2023	(d)	Life Insurance	190	189	194
HLF Financing S.a r.l., L + 550, 1.0% Floor, 2/15/2023	(d)	Pharmaceuticals	2,351	2,385	2,367
Holland & Barrett International, E + 425, 1.0% Floor, 8/31/2024	(d) (e)	Consumer Cyclical Services	€400	455	453
Jo-Ann Stores, Inc., L + 500, 1.0% Floor, 10/20/2023	(d) (e)	Retailers	$394	393	396
McDermott Technology Americas Inc, L + 500, 1.0% Floor, 5/10/2025	(d)	Oil Field Services	329	328	332
Modacin France SAS, L + 450, 11/20/2020	(d) (e)	Retailers	€435	453	449
Neiman Marcus Group Ltd LLC, L + 325, 1.0% Floor, 10/25/2020	(d)	Retailers	$498	443	441
NMI Holdings, Inc., L + 475, 1.0% Floor, 5/17/2023	(d)	Property & Casualty Insurance	310	308	313
Onex TSG Holdings II Corp., L + 400, 1.0% Floor, 7/31/2022	(d) (e)	Healthcare	88	88	88
Patterson Medical Holdings, Inc., L + 475, 1.0% Floor, 8/28/2022	(d)	Healthcare	469	449	454
R1 RCM, Inc., L + 525, 1.0% Floor, 5/8/2025	(d)	Other Financial	715	710	716
Red Ventures, LLC, L + 400, 1.0% Floor, 11/8/2024	(d)	Media Entertainment	262	260	264
Seadrill Partners Finco LLC, L + 600, 1.0% Floor, 2/21/2021	(d)	Oil Field Services	488	428	457
UTEX Industries Inc., L + 400, 5/22/2021	(d) (e)	Chemicals	564	561	560
Valeant Pharmaceuticals International, Inc., L + 300, 1.0% Floor, 6/1/2025	(d)	Pharmaceuticals	210	209	210
Value-Based Care Solutions, Inc., L + 425, 1.0% Floor, 7/10/2025	(d)	Healthcare	570	559	560
Total Senior Secured Loans—First Lien				16,075	16,177

Senior Secured Loans—Second Lien—2.2%
Asurion LLC, L + 650, 1.0% Floor, 8/4/2025	(d)	Property & Casualty Insurance	450	449	458
DG Investment Intermediate Holdings 2, Inc., L + 675, 1.0% Floor, 2/2/2026	(d)	Other Industrial	290	289	292
Jo-Ann Stores, Inc., L + 925, 1.0% Floor, 5/21/2024	(d)	Retailers	325	320	322
UTEX Industries Inc., L + 725, 1.0% Floor, 5/22/2022	(d) (e)	Chemicals	960	943	947
Total Senior Secured Loans—Second Lien				2,001	2,019

Senior Secured Bonds—18.0%
ABG Orphan Holdco Sarl, 14.0%, 2/28/2021		Engineering & Construction	109	110	116
Altice France SA, 8.1%, 2/1/2027	(f) (g)	Media Entertainment	940	954	959
Ambac LSNI LLC, 7.3%, 2/12/2023	(f) (g)	Insurance	1,037	1,051	1,046
Avantor, Inc., 4.8%, 10/1/2024	(f)	Healthcare-Products	€310	367	367

See notes to unaudited schedule of investments.

2

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Avon International Operations, Inc., 7.9%, 8/15/2022	(f) (g)	Household Products	$860	$861	$854
BCD Acquisition, Inc., 9.6%, 9/15/2023	(f) (g)	Auto Manufacturers	620	672	654
CGG Holding US, Inc., 7.9%, 5/1/2023	(f) (g)	Oil & Gas Services	€105	129	131
Chembulk Holding LLC, 8.0%, 2/2/2023	(f) (g)	Transportation	$400	401	401
CSI Compressco LP / CSI Compressco Finance, Inc., 7.5%, 4/1/2025	(f) (g)	Oil & Gas Services	1,432	1,443	1,431
Denbury Resources, Inc., 9.3%, 3/31/2022	(f) (g)	Oil & Gas	896	946	952
Douglas GmbH, 6.3%, 7/15/2022		Retail	€143	157	158
Drax Finco Plc, 6.6%, 11/1/2025	(f) (g)	Electric	$235	235	237
Eagle Bulk Shipco LLC, 8.3%, 11/28/2022		Transportation	446	445	459
EP Energy LLC / Everest Acquisition Finance, Inc., 7.8%, 5/15/2026	(f) (g)	Oil & Gas	390	391	399
Frontier Communications Corp., 8.5%, 4/1/2026	(f) (g)	Telecommunications	1,860	1,809	1,788
HCA, Inc., 6.5%, 2/15/2020	(f)	Healthcare-Services	1,195	1,252	1,246
Hexion, Inc., 10.4%, 2/1/2022	(f) (g)	Chemicals	1,300	1,279	1,282
Hexion, Inc., 6.6%, 4/15/2020	(f)	Chemicals	111	102	105
Hot Topic, Inc., 9.3%, 6/15/2021	(f) (g)	Retail	575	540	560
Nomad Foods Bondco Plc, 3.3%, 5/15/2024	(f)	Food	€421	496	492
Peabody Energy Corp., 6.0%, 3/31/2022	(f) (g)	Coal	$240	247	248
Platin 1426 GmbH, 5.4%, 6/15/2023		Machinery-Diversified	€175	203	197
Solocal Group, 8.0%, 3/15/2022		Internet	1,358	1,594	1,606
Tendam Brands SAU, 5.0%, 9/15/2024		Retail	100	111	111
Urban One, Inc., 7.4%, 4/15/2022	(f) (g)	Media Entertainment	$1,030	1,024	1,015
Total Senior Secured Bonds				16,819	16,814

Unsecured Bonds—41.6%
AHP Health Partners, Inc., 9.8%, 7/15/2026	(f) (g)	Healthcare-Services	1,223	1,206	1,247
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.9%, 12/15/2024	(f)	Oil & Gas	691	726	728
American Tire Distributors, Inc., 10.3%, 3/1/2022	(g)	Distribution/Wholesale	453	467	183
Apex Tool Group LLC / BC Mountain Finance, Inc., 9.0%, 2/15/2023	(f) (g)	Hand/Machine Tools	300	294	287
Aruba Investments, Inc., 8.8%, 2/15/2023	(f) (g)	Chemicals	1,389	1,431	1,436
Banco de Sabadell SA, 6.5%		Commercial Banks	€800	910	969
Barclays Plc, 8.3%	(f)	Commercial Banks	$246	251	251
Bausch Health Companies, Inc., 4.5%, 5/15/2023		Pharmaceuticals	€1,324	1,482	1,497
BMC Software Finance, Inc., 8.1%, 7/15/2021	(f) (g)	Software	$664	681	680
Bombardier, Inc., 7.8%, 3/15/2020	(f) (g)	Aerospace/Defense	465	494	492
CaixaBank SA, 5.3%		Commercial Banks	€200	213	222
Catalent Pharma Solutions, Inc., 4.8%, 12/15/2024		Healthcare-Services	142	175	175
CBS Radio, Inc., 7.3%, 11/1/2024	(f) (g)	Media Entertainment	$450	435	425
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.5%, 4/1/2028	(f) (g)	Media Entertainment	947	956	980
Citigroup, Inc., 6.0%	(f)	Commercial Banks	405	409	409
Citigroup, Inc., 6.3%	(f)	Commercial Banks	85	88	89
Compass Group Diversified Holdings LLC, 8.0%, 5/1/2026	(e) (g)	Investment Company Security	40	39	39
Consolidated Energy Finance SA, 6.5%, 5/15/2026	(f) (g)	Chemicals	300	298	297
Diamondback Energy, Inc., 4.8%, 11/1/2024	(f)	Oil & Gas	29	29	28
Diamondback Energy, Inc., 5.4%, 5/31/2025	(f)	Oil & Gas	350	350	351
Eagle Holding Co. II LLC, 7.6%, 5/15/2022	(f) (g)	Healthcare-Services	408	415	414
Endeavor Energy Resources LP / EER Finance, Inc., 5.5%, 1/30/2026	(f) (g)	Oil & Gas	385	376	377
Ensco Plc, 7.8%, 2/1/2026	(f)	Oil & Gas	1,199	1,139	1,166
Envision Healthcare Corp., 6.3%, 12/1/2024	(f) (g)	Healthcare-Services	115	122	123

See notes to unaudited schedule of investments.

3

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Frontier California, Inc., 6.8%, 5/15/2027	(f)	Telecommunications	$2	$2	$2
Frontier Communications Corp., 9.0%, 8/15/2031	(f)	Telecommunications	2,740	1,853	1,769
Frontier Florida LLC, 6.9%, 2/1/2028	(f)	Telecommunications	4	4	4
Frontier North, Inc., 6.7%, 2/15/2028	(f)	Telecommunications	523	456	469
IAMGOLD Corp., 7.0%, 4/15/2025	(f) (g)	Mining	480	498	490
InterXion Holding N.V., 4.8%, 6/15/2025	(f) (g)	Software	€800	941	973
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.4%, 8/1/2023	(f) (g)	Commercial Services	$249	250	252
JPMorgan Chase & Co., 6.1%	(f)	Commercial Banks	193	199	200
KLX, Inc., 5.9%, 12/1/2022	(f) (g)	Aerospace/Defense	952	991	988
LGI Homes, Inc., 6.9%, 7/15/2026	(f) (g)	Home Builders	1,435	1,424	1,437
Liberty Interactive LLC, 3.8%, 2/15/2030	(f)	Media Entertainment	1,020	712	704
Liberty Interactive LLC, 4.0%, 11/15/2029	(f)	Media Entertainment	701	496	482
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.6%, 10/15/2023	(f) (g)	Healthcare-Products	1,102	924	950
Methanex Corp., 5.7%, 12/1/2044	(e) (f)	Chemicals	757	736	722
Natural Resource Partners LP / NRP Finance Corp., 10.5%, 3/15/2022	(f)	Coal	600	642	648
Netflix, Inc., 3.6%, 5/15/2027	(f)	Internet	€213	249	246
NOVA Chemicals Corp., 5.0%, 5/1/2025	(f) (g)	Chemicals	$480	458	457
Oasis Petroleum, Inc., 6.3%, 5/1/2026	(f) (g)	Oil & Gas	300	301	302
Parsley Energy LLC / Parsley Finance Corp., 5.4%, 1/15/2025	(f) (g)	Oil & Gas	100	102	100
Parsley Energy LLC / Parsley Finance Corp., 5.3%, 8/15/2025	(f) (g)	Oil & Gas	820	815	814
Parsley Energy LLC / Parsley Finance Corp., 5.6%, 10/15/2027	(f) (g)	Oil & Gas	85	88	85
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 5.0%, 7/1/2022	(f)	Municipal	10	8	8
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 5.0%, 7/1/2019	(f)	Municipal	460	383	385
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.0%, 7/1/2044	(f)	Municipal	125	104	106
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.0%, 7/1/2038	(f)	Municipal	570	425	482
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.5%, 8/1/2028	(f) (h) (j)	Municipal	30	9	13
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.3%, 8/1/2043	(f) (h) (j)	Municipal	55	17	23
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.3%, 8/1/2041	(f) (h) (j)	Municipal	30	9	12
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.5%, 8/1/2042	(f) (h) (j)	Municipal	40	12	17
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.4%, 8/1/2039	(f) (h) (j)	Municipal	30	9	13
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.8%, 8/1/2032	(f) (h) (j)	Municipal	4,910	1,553	2,065
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.0%, 8/1/2042	(f) (h) (j)	Municipal	30	9	13
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.4%, 8/1/2039	(f) (h) (j)	Municipal	45	14	19
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.8%, 8/1/2037	(f) (h) (j)	Municipal	45	14	19
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.5%, 8/1/2023	(f) (h) (j)	Municipal	25	8	10
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.5%, 8/1/2021	(f) (h) (j)	Municipal	900	275	378

See notes to unaudited schedule of investments.

4

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2046	(f) (i) (j)	Municipal	$225	$46	$51
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2044	(f) (i) (j)	Municipal	2,235	510	566
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2043	(f) (i) (j)	Municipal	2,635	658	692
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.1%, 8/1/2036	(f) (h) (j)	Municipal	1,250	862	1,049
SemGroup Corp., 6.4%, 3/15/2025	(f)	Pipelines	245	233	237
SemGroup Corp. / Rose Rock Finance Corp., 5.6%, 11/15/2023	(f)	Pipelines	1,265	1,211	1,210
Shelf Drill Holdings Ltd., 8.3%, 2/15/2025	(f) (g)	Oil & Gas	744	753	760
Societe Generale SA, 8.3%	(f)	Commercial Banks	247	251	251
Spectrum Brands Holdings, 7.8%, 1/15/2022	(f)	Holding Companies-Diversified	204	212	210
Sprint Capital Corp., 8.8%, 3/15/2032	(f)	Telecommunications	571	619	615
Sprint Communications, Inc., 6.0%, 11/15/2022	(f)	Telecommunications	70	73	71
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/2025		Media Entertainment	813	801	847
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025	(f) (g)	Coal	975	993	1,013
Teck Resources Ltd., 6.1%, 10/1/2035	(f)	Mining	220	228	229
Teck Resources Ltd., 5.4%, 2/1/2043	(f)	Mining	30	30	28
Teekay Shuttle Tankers LLC, 7.1%, 8/15/2022	(f)	Transportation	600	607	592
Transocean, Inc., 9.0%, 7/15/2023	(f) (g)	Oil & Gas	460	497	498
Vizient Inc., 10.4%, 3/1/2024	(f) (g)	Pharmaceuticals	1,147	1,273	1,265
XPO Logistics, Inc., 6.1%, 9/1/2023	(f) (g)	Transportation	245	252	252
Total Unsecured Bonds				38,085	38,958

CLO / Structured Credit—20.2%
Ares European CLO B.V., 2.9%, 10/15/2030		EUR CLO	€1,290	1,497	1,503
Ares European CLO B.V., 2.9%, 10/15/2030		EUR CLO	560	655	653
Atrium XII, 5.1%, 4/22/2027	(g)	USD CLO	$250	250	250
Babson Euro CLO 2015-1 B.V., 1.5%, 10/25/2029		EUR CLO	€305	350	351
Bain Capital Credit CLO 2018-2, 4.3%, 7/19/2031	(g)	USD CLO	$250	250	250
Battalion CLO IX Ltd., 5.6%, 7/15/2031	(g)	USD CLO	710	710	712
BlueMountain Fuji EUR CLO III DAC, 1.0%, 1/15/2031	(e)	EUR CLO	€615	712	715
Cairn CLO IV B.V., 5.7%, 1/30/2028		EUR CLO	200	231	228
Cairn CLO VI B.V., 3.1%, 7/25/2029		EUR CLO	425	496	492
Canyon Capital CLO 2016-1 Ltd., 4.2%, 7/15/2031	(g)	USD CLO	$250	250	250
Carlyle Global Market Strategies CLO 2014-4-R Ltd., 4.9%, 7/15/2030	(g)	USD CLO	250	250	251
Carlyle Global Market Strategies Euro CLO 2014-1 Ltd., 2.9%, 7/15/2031		EUR CLO	€340	396	388
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, 2.7%, 9/21/2029		EUR CLO	140	163	163
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, 2.6%, 7/15/2030		EUR CLO	275	323	314
Cathedral Lake CLO 2013 Ltd., 4.6%, 10/15/2029	(g)	USD CLO	$275	275	276
CFIP CLO 2017-1 Ltd., 4.4%, 1/18/2030	(g)	USD CLO	285	285	286
Clarinda Park CLO DAC, 3.7%, 11/15/2029		EUR CLO	€280	327	329
Euro-Galaxy IV CLO B.V., 3.1%, 7/30/2030		EUR CLO	280	330	329
Grosvenor Place CLO 2015-1 B.V., 2.5%, 10/30/2029		EUR CLO	100	118	115
Grosvenor Place CLO 2015-1 B.V., 5.4%, 10/30/2029		EUR CLO	100	121	115
Grosvenor Place CLO 2015-1 B.V., 1.6%, 10/30/2029		EUR CLO	100	123	116

See notes to unaudited schedule of investments.

5

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Harvest CLO X DAC, 2.5%, 11/15/2028		EUR CLO	€390	$452	$454
Harvest CLO X DAC, 4.7%, 11/15/2028		EUR CLO	220	261	255
ICG US CLO Ltd. ICG 2014 1A CR 144A, 5.5%, 1/20/2030	(e)	USD CLO	$250	250	251
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030		EUR CLO	€185	216	216
Kingsland IX Ltd., 4.2%, 4/28/2031	(g)	USD CLO	$200	200	200
Kingsland IX Ltd., 4.7%, 4/28/2031	(g)	USD CLO	200	200	200
Kingsland IX Ltd., 5.5%, 4/28/2031	(g)	USD CLO	200	198	200
KKR Clo 16 Ltd., 6.4%, 1/20/2029	(g)	USD CLO	250	253	251
Madison Park Funding XX Ltd., 5.3%, 7/27/2030	(g)	USD CLO	350	350	351
Neuberger Berman CLO XV, 5.4%, 10/15/2029	(g)	USD CLO	670	672	671
Neuberger Berman CLO XX Ltd., 4.7%, 1/15/2028	(g)	USD CLO	250	250	249
OCP CLO 2015-10 Ltd., 4.9%, 10/26/2027	(g)	USD CLO	250	250	249
OCP CLO 2015-8 Ltd., 4.2%, 4/17/2027	(g)	USD CLO	595	595	594
OCP CLO 2017-14 Ltd., 4.3%, 11/20/2030	(g)	USD CLO	250	250	250
Octagon Investment Partners XXII Ltd., 4.2%, 1/22/2030	(g)	USD CLO	250	250	250
Orwell Park CLO Designated Activity Co., 4.5%, 7/18/2029		EUR CLO	€200	236	229
Park Avenue Institutional Advisers CLO Ltd. 2017-1, 4.0%, 11/14/2029	(g)	USD CLO	$250	251	251
Preferred Term Securities XX Ltd. / Preferred Term Securities XX, Inc., 2.8%, 3/22/2038	(g)	USD CDO	437	332	397
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 2.7%, 3/22/2037	(g)	USD CDO	440	331	391
Regatta XI Funding Ltd., 5.1%, 7/17/2031	(g)	USD CLO	250	250	248
RR 4 Ltd., 5.0%, 4/15/2030	(g)	USD CLO	250	250	249
Shackleton 2013-III CLO Ltd., 5.4%, 7/15/2030	(g)	USD CLO	250	250	250
Sound Point CLO V-R Ltd., 5.4%, 7/18/2031	(g)	USD CLO	710	710	712
Sound Point Clo XX Ltd., 5.3%, 7/26/2031	(g)	USD CLO	460	460	461
St Pauls CLO II DAC, 3.4%, 2/15/2030		EUR CLO	€225	263	265
Symphony CLO XIX Ltd., 4.9%, 4/16/2031	(g)	USD CLO	$250	248	248
TCI-Cent Clo 2017-1 Income Note Issuer Ltd., 6.0%, 7/25/2030	(g)	USD CLO	500	504	504
Tikehau CLO B.V., 4.6%, 8/4/2028		EUR CLO	€170	198	196
Tikehau CLO B.V., 2.4%, 8/4/2028		EUR CLO	165	192	188
Tymon Park CLO Ltd., 4.6%, 1/21/2029		EUR CLO	100	121	114
Vibrant Clo VI Ltd., 4.9%, 6/20/2029	(g)	USD CLO	$425	427	426
VOYA CLO Ltd., 4.7%, 1/18/2029	(g)	USD CLO	250	250	249
Webster Park CLO Ltd., 5.2%, 7/20/2030	(g)	USD CLO	250	250	250
Willow Park CLO 1X C, 2.8%, 1/15/2031		EUR CLO	€270	309	309
York Clo-3 Ltd., 4.8%, 10/20/2029		USD CLO	$288	288	288
Total CLO / Structured Credit				18,879	18,952

Emerging Markets Debt—3.1%
Oi S.A., 10.0%, 7/27/2025		Wirelines	441	421	491
Provincia de Entre Rios Argentina, 8.8%, 2/8/2025	(f)	Municipal	1,905	1,851	1,640
Provincia de la Rioja, 9.8%, 2/24/2025	(f)	Provincial	830	859	765
Total Emerging Markets Debt				3,131	2,896

See notes to unaudited schedule of investments.

6

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)

Equity / Other—0.4%
Oi S.A. ADR, ADR	(j)	Wirelines	86,896	$354	$343
Oi S.A. ADR, Warrants, 10/21/2019	(j)	Wirelines	6,208	25	25
Total Equity / Other				379	368

Portfolio Company(a)	Footnotes	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—3.7%
State Street Institutional Treasury Plus Money Market Fund – Institutional Class, 1.8%	(k)	3,423,842	$3,424	$3,424
Total Short-Term Investments			3,424	3,424
TOTAL INVESTMENTS—106.5%			$98,793	$99,608

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
U.S. Treasury—(0.9)%
U.S. Treasury Note, 2.8%, 8/15/2047	(j)	Sovereign	228	$(213)	(214)
U.S. Treasury Note, 2.4%, 5/15/2027	(j)	Sovereign	647	(618)	(618)
Total Investments Sold Short				(831)	(832)
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.6)%					(5,215)
NET ASSETS—100.0%					$93,561
Shares outstanding at period end (Class A)					6,902
Net asset value per common share at period end (Class A)					$12.96
Shares outstanding at period end (Class I)					7,199,629
Net asset value per common share at period end (Class I)					$12.98

See notes to unaudited schedule of investments.

7

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	12/19/2018	USD	179	BRL	$682	$1	$—
JPMorgan Chase Bank	12/19/2018	USD	147	BRL	561	1	—
JPMorgan Chase Bank	12/19/2018	USD	128	BRL	487	—	(7)
JPMorgan Chase Bank	12/19/2018	USD	105	BRL	401	—	(5)
JPMorgan Chase Bank	12/19/2018	USD	782	EUR	661	—	(1)
JPMorgan Chase Bank	12/19/2018	USD	2,357	EUR	1,993	—	(8)
JPMorgan Chase Bank	12/19/2018	USD	533	EUR	451	—	—
JPMorgan Chase Bank	12/19/2018	USD	293	EUR	248	—	(1)
JPMorgan Chase Bank	12/19/2018	USD	285	EUR	241	—	—
JPMorgan Chase Bank	12/19/2018	USD	662	EUR	560	—	(1)
JPMorgan Chase Bank	12/19/2018	USD	351	EUR	297	—	—
JPMorgan Chase Bank	12/19/2018	USD	805	EUR	681	—	(6)
State Street Bank and Trust Company	12/19/2018	USD	564	EUR	477	—	(5)
State Street Bank and Trust Company	12/19/2018	USD	406	EUR	343	—	—
State Street Bank and Trust Company	12/19/2018	USD	380	EUR	321	1	—
JPMorgan Chase Bank	12/19/2018	USD	203	EUR	172	—	(1)
State Street Bank and Trust Company	12/19/2018	USD	356	EUR	301	3	—
State Street Bank and Trust Company	12/19/2018	USD	1,035	EUR	875	13	—
State Street Bank and Trust Company	12/19/2018	USD	465	EUR	393	6	—
JPMorgan Chase Bank	12/19/2018	USD	491	EUR	415	4	—
JPMorgan Chase Bank	12/19/2018	USD	72	EUR	61	1	—
JPMorgan Chase Bank	12/19/2018	USD	114	EUR	96	1	—
JPMorgan Chase Bank	12/19/2018	USD	388	EUR	328	4	—
State Street Bank and Trust Company	12/19/2018	USD	556	EUR	470	6	—
State Street Bank and Trust Company	12/19/2018	USD	46	EUR	39	1	—
BNP Paribas Securities Co.	12/19/2018	USD	99	EUR	84	1	—
BNP Paribas Securities Co.	12/19/2018	USD	490	EUR	414	5	—
JPMorgan Chase Bank	12/19/2018	BRL	282	USD	74	—	(1)
JPMorgan Chase Bank	12/19/2018	BRL	231	USD	61	—	(1)
JPMorgan Chase Bank	12/19/2018	EUR	2,811	USD	3,324	10	—
JPMorgan Chase Bank	12/19/2018	EUR	1,393	USD	1,647	5	—
JPMorgan Chase Bank	12/19/2018	EUR	2,094	USD	2,476	7	—
Total Foreign Currency Exchange Contracts						$70	$(37)

BRL – Brazilian Real.

EUR – Euro.

USD – U.S. Dollar.

See notes to unaudited schedule of investments.

8

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands, except share and per share amounts)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
U.S 10-Year Treasury Note	(31)	Short	9/19/2018	$(3,701)	$—	$(1)
Total Interest Rate Futures					$—	$(1)

Cross-Currency Basis Swaps

Counterparty	Fund Pays	Fund Receives	Notional	Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A. New York	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	347	1/16/2023	Quarterly	$—	$15	$15	$—
JPMorgan Chase Bank N.A. New York	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	1,209	1/16/2023	Quarterly	—	53	53	—
JPMorgan Chase Bank N.A. New York	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	1,407	7/20/2023	Quarterly	(1)	6	7	—
JPMorgan Chase Bank N.A. New York	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	2,719	7/20/2023	Quarterly	(2)	11	13	—
JPMorgan Chase Bank N.A. New York	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	2,080	7/20/2023	Quarterly	(2)	8	10	—
JPMorgan Chase Bank N.A. New York	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	963	6/01/2023	Quarterly	—	—	—	—
								$93	$98	$—

EURIBOR – Euro Interbank Offered Rate (As of July 31, 2018, Three Month EURIBOR was (0.32)%)

LIBOR – London Interbank Offered Rate (As of July 31, 2018, Three Month USD LIBOR was 2.35%)

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional	Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A. New York	2.89%	3 Month Libor	USD	648	6/27/2023	Semi-Annually	$—	$2	$2	$—
JPMorgan Chase Bank N.A. New York	2.87%	3 Month Libor	USD	1,512	7/2/2023	Semi-Annually	—	8	8	—
JPMorgan Chase Bank N.A. New York	2.86%	3 Month Libor	USD	864	6/29/2023	Semi-Annually	—	4	4	—
JPMorgan Chase Bank N.A. New York	2.88%	3 Month Libor	USD	1,204	7/9/2023	Semi-Annually	—	—	—	—
JPMorgan Chase Bank N.A. New York	3.06%	3 Month Libor	USD	160	1/28/2029	Semi-Annually	—	—	—	—
JPMorgan Chase Bank N.A. New York	3.06%	3 Month Libor	USD	326	1/28/2029	Semi-Annually	—	—	—	—
JPMorgan Chase Bank N.A. New York	3.05%	3 Month Libor	USD	189	12/14/2048	Semi-Annually	—	—	—	—
								$14	$14	$—

See notes to unaudited schedule of investments.

9

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands, except share and per share amounts)

Total Return Debt Swaps

Counterparty	Fund Pays	Fund Receives	Notional	Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%), Series 2006	USD	601	10/1/2050	Monthly	$—	$(3)	$—	$(3)
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%), Series 2005U	USD	178	2/1/2049	Monthly	—	—	—	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%), Series 2004	USD	494	7/1/2044	Monthly	(1)	—	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%), Series 2006	USD	369	10/1/2049	Monthly	—	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%), Series 2004	USD	631	2/1/2048	Monthly	(1)	—	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%), Series 2005D	USD	439	9/1/2043	Monthly	(1)	—	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%) Series 2006PP	USD	273	3/1/2045	Monthly	(1)	—	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Roseville, Minnesota Multifamily Housing Revenue Bonds (Centennial Apartments Project, 5.75%) Series 2007	USD	609	1/1/2051	Monthly	—	—	—	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%) Series 2006	USD	374	5/1/2048	Monthly	—	1	1	—

See notes to unaudited schedule of investments.

10

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands, except share and per share amounts)

Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds(East Canton Apartments Project, 5.90%) Series 2006A	USD	587	5/1/2055	Monthly	—	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds (Wyndham Pointe Apartments Project, 6.60%) Series 2004	USD	362	9/1/2048	Monthly	—	—	—	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Costa Cadiz , 6.50%) Series 2004	USD	409	1/1/2049	Monthly	(1)	2	3	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%) Series 2007	USD	619	5/1/2047	Monthly	—	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%), Series 2006	USD	700	5/1/2050	Monthly	—	2	2	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%), Series 2006	USD	221	2/1/2049	Monthly	(1)	—	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%), Series 2006C	USD	404	10/1/2044	Monthly	—	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%), Series 2006Q	USD	223	5/1/2049	Monthly	—	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%), Series 2007F	USD	247	4/1/2056	Monthly	—	1	1	—
								$8	$17	$(3)

See notes to unaudited schedule of investments.

11

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by the board of trustees of FS Credit Income Fund (the "Fund"). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.
(d)	Certain variable rate securities in the Fund's portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of July 31, 2018, the three-month London Interbank Offered Rate ("L") was 2.35%, and the Euro Interbank Offered Rate ("E") was (0.32)%.
(e)	Position or portion thereof unsettled as of July 31, 2018.
(f)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. ("BNP"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2018, there were no securities rehypothecated by BNP.
(g)	Restricted security as to resale. As of July 31, 2018, the Fund held 42.7% of its net assets, with a fair value of $39,949, in restricted securities.
(h)	Security is in default.
(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	Security is non-income producing.
(k)	Rate represents the seven-day yield as of July 31, 2018.

See notes to unaudited schedule of investments.

12

FS Credit Income Fund

Notes to Unaudited Schedule of Investments

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2017.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of July 31, 2018:

			Percentage
	Amortized Cost(1)	Fair Value	of Portfolio

Senior Secured Loans—First Lien	$16,075	$16,177	16%
Senior Secured Loans—Second Lien	2,001	2,019	2%
Senior Secured Bonds	16,819	16,814	17%
Unsecured Bonds	38,085	38,958	39%
CLO / Structured Credit	18,879	18,952	19%
Emerging Markets Debt	3,131	2,896	3%
Equity / Other	379	368	0%
Short-Term Investments	3,424	3,424	4%
Total Investments	$98,793	$99,608	100%
Investments Sold Short	$(831)	$(832)

 ____________________________

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2018, the Fund was not deemed to “control” any of its portfolio companies and was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of July 31, 2018, the Fund did not have any investments with unfunded commitments. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of July 31, 2018:

13

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands)

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$10,127	10.2%
EUR CLO	8,037	8.1%
Municipal	7,561	7.6%
Oil & Gas	6,560	6.6%
Chemicals	5,806	5.8%
Media Entertainment	5,676	5.7%
Pharmaceuticals	5,339	5.4%
Telecommunications	4,718	4.7%
Short-Term Investments	3,424	3.4%
Healthcare-Services	3,205	3.2%
Other Financial	2,597	2.6%
Commercial Banks	2,391	2.4%
Coal	1,909	1.9%
Metals and Mining	1,895	1.9%
Internet	1,852	1.9%
Healthcare	1,783	1.8%
Transportation	1,704	1.7%
Software	1,653	1.7%
Independent Oil & Gas	1,647	1.7%
Retailers	1,608	1.6%
Oil & Gas Services	1,562	1.6%
Aerospace/Defense	1,480	1.5%
Pipelines	1,447	1.4%
Home Builders	1,437	1.4%
Healthcare-Products	1,317	1.3%
Consumer Cyclical Services	1,140	1.1%
Leisure	1,132	1.1%
Insurance	1,046	1.0%
Wirelines	859	0.9%
Household Products	854	0.9%
Retail	829	0.8%
Oil Field Services	789	0.8%
USD CDO	788	0.8%
Property & Casualty Insurance	771	0.8%
Provincial	765	0.8%
Mining	747	0.7%
Auto Manufacturers	654	0.7%
Food	492	0.5%
Other Industrial	292	0.3%
Hand/Machine Tools	287	0.3%
Commercial Services	252	0.3%
Electric	237	0.2%
Holding Companies-Diversified	210	0.2%
Machinery-Diversified	197	0.2%
Life Insurance	194	0.2%
Distribution/Wholesale	183	0.2%
Engineering & Construction	116	0.1%
Investment Company Security	39	0.0%
	$99,608	100.0%

14

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of July 31, 2018, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs

Level 1 - Price quotations in active markets	$3,792
Level 2 - Significant other observable inputs	95,816
Level 3 - Significant unobservable inputs	—
$99,608

As of July 31, 2018, the Fund’s investments sold short, forward foreign currency exchange contracts, cross-currency basis swaps, interest rate swaps, total return debt swaps, and futures contracts were categorized as follows in the fair value hierarchy:

Valuation Inputs	Assets	Liabilities

Level 1 - Price quotations in active markets	$—	$1
Level 2 - Significant other observable inputs	199	41
Level 3 - Significant unobservable inputs	—	—
	$199	$42

15

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Fund’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

16

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Income Fund

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	September 28, 2018

By:	/s/ Edward T. Gallivan, Jr.
	Name:	Edward T. Gallivan, Jr.
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	September 28, 2018